LEASES	6 Months Ended
Mar. 31, 2025
LEASES
LEASES

NOTE 11 — LEASES

The Company primarily has operating leases for administrative offices, from third-parties. A summary of supplemental balance sheet information related to operating leases as of March 31, 2025 and September 30, 2024 (audited) was as follows:

	2025		2024
			audited
Operating lease right-of-use assets	$1,153,272		$13,122

Operating lease liabilities, current	1,272		13,122
Operating lease liabilities, non-current	—		—

Total operating lease liabilities	$1,272		$13,122

Weighted average remaining lease term	5	months	4.7	months

Weighted average discount rate	4.3%		4.3%

A summary of lease expenses recognized in the consolidated statements of operations for the six months ended March 31, 2025 and 2024 supplemental cash flow information related to operating leases were as follows:

	2025	2024
Operating lease expenses – third party	$139,660	$22,276
Short-term lease	$24,583	$—

Cash paid for operating leases	$1,291,660	$21,840

ROU assets recognized during the period	$1,280,000	$—

Minimum future lease payments under non-cancellable operating leases described above as of March 31, 2025 were as follows:

2025
Twelve months ending March 31, 2026	$1,287
Less: present value discount	(15)

Total operating lease liabilities	$1,272